ACQUISITIONS - Narrative (Details) € in Millions, t in Millions, $ in Millions		2 Months Ended	4 Months Ended	6 Months Ended
	Mar. 09, 2023 USD ($) km t	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) subsidiary	Mar. 10, 2023 USD ($)	Mar. 10, 2023 EUR (€)
ArcelorMittal Pecém
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 2,194
Acquisition-related costs	$ 4
Blast furnace capacity | t	3
Distance to port of Pecém (kilometres) | km	10
Current assets	$ 3,126
Other liabilities	2,972
Debt assumed	0
Revenue of acquiree since acquisition date			$ 685
Profit (loss) of acquiree since acquisition date			130
Consideration paid, net of cash acquired	2,194
Goodwill	0
ArcelorMittal Pecém | Short-term borrowings
Disclosure of detailed information about business combination [line items]
Other liabilities	2,605
ArcelorMittal Pecém | Cash held in escrow
Disclosure of detailed information about business combination [line items]
Current assets	$ 2,605
AMDS acquisitions
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €						€ 144
Current assets			25	$ 25
Other liabilities			46	46
Debt assumed			15	$ 15	$ 15
Number of subsidiaries acquired | subsidiary				2
Consideration paid, net of cash acquired			152	$ 152	152
Cash and cash equivalents recognised as of acquisition date					$ 4
Goodwill			$ 57	57
Centro Servizi Metalli S.p.A.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		$ 46
Profit (loss) of acquiree since acquisition date		$ 1
ArcelorMittal Pecém and AMDS
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				37,401
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 2,952